NORTH CAROLINA
DAILY MUNICIPAL                           600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND, INC.                                                   212/830-5200
================================================================================





Dear Shareholder:



We are pleased to present the semi-annual report of North Carolina Daily Municipal Income Fund, Inc. for the period September 1, 1998 through February 28, 1999.

The Fund had net assets of $266,437,178 and 3,006 active shareholders as of February 28, 1999.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,



\s\Steven W. Duff





Steven W. Duff
President

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
FEBRUARY 28, 1999
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ----------------
   Face                                                                           Maturity               Value              Standard
  Amount                                                                            Date     Yield     (Note 1)     Moody's & Poor's
  ------                                                                            ----     -----      ------      -------   ------
Other Tax Exempt Investments (5.28%)
------------------------------------------------------------------------------------------------------------------------------------
 $  3,042,000  Beaufort County, NC
               Water District Bath Township, NC GO Water BAN (b)
               LOC Federal Housing Administration                                  06/09/99   3.00%  $  3,043,673
    1,410,000  Charlotte, NC COPS (Equipment Acquisition Project) (b)              09/01/99   3.35      1,413,485
    2,000,000  Cumberland County, NC GO Bonds (b)
               FGIC Insured                                                        03/01/99   4.80      2,000,000
    1,175,000  Greensboro, NC GO Public Improvement BAN                            04/01/99   3.56      1,175,966    VMIG-1
    2,000,000  Halifax County, NC BAN (b)                                          06/23/99   3.46      2,000,299
    2,980,000  Montgomery County, NC Water District I BAN (b)                      06/23/99   3.46      2,980,318
    1,455,000  Walnut Cove, NC BAN (b)
               LOC Federal Housing Administration                                  09/22/99   2.97      1,456,604
 ------------                                                                                        ------------
   14,062,000  Total Other Tax Exempt Investments                                                      14,070,345
 ------------                                                                                        ------------
Other Variable Rate Demand Instruments (c) (79.90%)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,000,000  Allamance County, NC Industrial Facilities
               LOC PNC Bank, N.A.                                                  04/01/15   3.20%  $  2,000,000    VMIG-1
    3,000,000  Beaufort, NC PCRB (Texas Gulf Inc.) - Series 1985 (b)
               LOC Societe Generale                                                12/01/00   2.85      3,000,000
    2,000,000  Burke County, NC Industrial Facilities & PCFA IDRB (Jobs Project)
               LOC Wachovia Bank & Trust Co., N.A.                                 06/01/02   3.00      2,000,000              A1+
    2,600,000  Chapel Hill School of Medicine (Ambulatory Health Clinic)           07/01/12   3.00      2,600,000              A1+
   12,100,000  City of Charlotte, NC Airport Refunding Bonds - Series A
               MBIA Insured                                                        07/01/17   3.05     12,100,000    VMIG-1    A1
    1,000,000  City of Charlotte, NC Airport Refunding Bonds - Series 1993A
               MBIA Insured                                                        07/01/16   2.95      1,000,000    VMIG-1    A1+
    7,150,000  City of Charlotte, NC Local Government Commission
               LOC Merrill Lynch                                                   02/01/23   2.97      7,150,000              A1+
      700,000  Cleveland County, NC Industrial Facilities
               (Curtis Wright Flight System) (b)
               LOC Bank of Nova Scotia                                             11/01/23   3.00        700,000
    1,000,000  Columbus County, NC (Conflandey Project) (b)
               LOC Bank Nationale de Paris                                         01/01/15   3.10      1,000,000
    1,500,000  Department of State Treasurer, State of North Carolina
               LOC Merrill Lynch                                                   03/01/11   2.97      1,500,000              A1+
      880,000  Durham County, NC Public Improvement GO Bonds                       05/01/07   2.90        880,000    VMIG-1    A2
    1,900,000  Durham County, NC Public Improvement GO Bonds                       02/01/10   2.90      1,900,000    VMIG-1    A1+

                      See Notes to Financial Statements.

================================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ----------------
   Face                                                                         Maturity                 Value              Standard
  Amount                                                                          Date       Yield     (Note 1)     Moody's & Poor's
  ------                                                                          ----       -----      ------      -------   ------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $    900,000  Durham, NC Water & Sewer Utility System
               LOC Wachovia Bank & Trust Co., N.A.                              12/01/15      2.95%  $    900,000    VMIG-1    A1+
      900,000  East Carolina University, NC University RB
               (Dowdy-Ficklen Stadium Project)
               LOC Wachovia Bank & Trust Co., N.A.                              05/01/17      2.85        900,000    VMIG-1
    5,000,000  Granville County, NC Industrial Facilities & PCFA
               (Mayville Metal Product Project) (b)
               LOC Toronto-Dominion Bank                                        05/23/20      3.20      5,000,000
    1,000,000  Greensboro, NC Public Improvement Bond                           04/01/14      3.00      1,000,000    VMIG-1    A1+
    2,740,000  Greensboro, NC GO Bond                                           04/01/19      3.00      2,740,000    VMIG-1    A1+
    2,700,000  Harnett County, NC Industrial Facilities & PCFA IDRB
               (Edwards Brothers Inc. Project) (b)
               LOC Wachovia Bank & Trust Co., N.A.                              01/01/07      3.00      2,700,000
    6,000,000  Herford County, NC Industrial Facilities
               (Easco Corporation Project) (b)
               LOC Bank of America                                              11/01/13      3.15      6,000,000
    1,000,000  Iredell County, NC PCFA IDRB (Jet Corr Inc.) (b)
               LOC National Bank of Detroit                                     09/01/99      3.05      1,000,000
    1,000,000  Johnson County, NC
               Industrial Facilities & Pollution Control IDRB (b)
               LOC PNC Bank, N.A.                                               03/01/11      3.15      1,000,000
    3,800,000  Lenoir County, NC Industrial Facilities
               (West Co. of Nebraska Inc.) - Series 1985 (b)
               LOC Dresdner Bank A.G.                                           10/01/05      3.05      3,800,000
      900,000  Lincoln County, NC Industrial Facilities & PCFA RB
               (Leucadia Inc. Project)
               LOC National Bank of Canada                                      09/01/00      3.05        900,000      P1
    1,000,000  Mecklenberg County, NC Industrial Facilities & PCFA
               (EDG Comb Metals) (b)
               LOC Bank Nationale de Paris                                      12/01/09      2.75      1,000,000
    1,500,000  Mecklenburg County, NC Industrial Facilities & PCFA
               (Griffith Micro Science Project)
               LOC ABN AMRO Bank N.V.                                           11/01/07      2.90      1,500,000              A1+
    2,850,000  Mecklenburg County, NC Industrial Facilities & PCFA IDRB
               (Otto Industry) (b)
               LOC Bank of Austria                                              10/01/08      3.05      2,850,000
    1,800,000  Mecklenburg County, NC PCFA IDRB (Virkler Company) (b)
               LOC First Union National Bank                                    12/01/04      3.05      1,800,000

                      See Notes to Financial Statements.

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 1999
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ----------------
   Face                                                                         Maturity                 Value              Standard
  Amount                                                                          Date       Yield     (Note 1)     Moody's & Poor's
  ------                                                                          ----       -----      ------      -------   ------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  5,000,000  Mecklenberg County, NC - Series C                                02/01/17      2.85%  $  5,000,000    VMIG-1    A1
    1,000,000  Mecklenberg County, NC - Series C                                02/01/18      2.85      1,000,000    VMIG-1    A1+
      900,000  Mecklenberg County, NC - Series C (b)
               LOC Union Bank of Switzerland                                    12/01/08      2.95        900,000
    5,000,000  Moore County, NC Industrial Facilities & PCFA RB
               (Perdue Farm Project) - Series 1990
               LOC Rabobank Nederland                                           06/01/10      2.85      5,000,000      P1      A1+
    7,645,000  North Carolina Eastern Municipal Power Agency ROCS - Series 46
               MBIA Insured                                                     01/01/15      3.01      7,645,000              A1+
    5,000,000  North Carolina Eastern Municipal Power Agency ROCS
               (Power System ROCS - Series 46)                                  12/04/18      3.07      5,000,000              A1+
    1,500,000  North Carolina Educational Facilities Finance Authority
               (Bowman Grey School Medical Project)
               LOC Wachovia Bank & Trust Co., N.A.                              09/01/20      2.90      1,500,000    VMIG-1
    2,700,000  North Carolina Educational Facilities
               (Davidson College Project) (b)                                   12/01/04      3.00      2,700,000
    9,700,000  North Carolina Educational Facilities Finance Authority
               (Duke University) - Series 1987A                                 12/01/17      2.70      9,700,000    VMIG-1    A1+
    3,300,000  North Carolina Educational Facilities Finance Authority
               (Duke University) - Series 1991B                                 12/01/21      2.70      3,300,000    VMIG-1    A1+
    1,000,000  North Carolina Educational Facilities Finance Agency RB
               (Gardner Webb University)
               LOC First Union National Bank                                    07/01/17      2.85      1,000,000              A1
    1,000,000  North Carolina Educational Facilities Finance Agency RB
               (Elton College)
               LOC NationsBank                                                  01/01/19      2.95      1,000,000    VMIG-1    A1+
    1,100,000  North Carolina Medical Commission
               (Angel Medical Center, Inc.)
               LOC First Union National Bank                                    10/01/16      2.90      1,100,000              A1
    2,700,000  North Carolina Medical Commission
               (Carol Woods Project)
               LOC NationsBank                                                  04/01/21      3.20      2,700,000    VMIG-1
    3,300,000  North Carolina Medical Care Commission
               (Duke University Hospital)                                       06/01/15      2.70      3,300,000    VMIG-1    A1+
    5,000,000  North Carolina Medical Care Commission
               (J. Authur Dosher Memorial Hospital)
               LOC Branch Bank & Trust                                          05/01/18      3.00      5,000,000              A1

                      See Notes to Financial Statements.

================================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ----------------
   Face                                                                         Maturity                 Value              Standard
  Amount                                                                          Date       Yield     (Note 1)     Moody's & Poor's
  ------                                                                          ----       -----      ------      -------   ------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,500,000  North Carolina Medical Care Commission
               (Lutheran Services for the Aging)
               LOC Branch Bank & Trust                                          03/01/28      2.90%  $  2,500,000              A1
      500,000  North Carolina Medical Care Commission
               (The Givens Estates Inc., Project)
               LOC First Union National Bank                                    12/01/26      3.30        500,000    VMIG-1
    7,100,000  North Carolina Medical Care Commission HRB
               (Park Ridge Hospital Project)
               LOC Suntrust Bank                                                08/15/18      2.95      7,100,000              A1
    6,500,000  North Carolina Medical Care Commission HRB
               (Pooled Equipment Financing Program Project)
               MBIA Insured                                                     12/01/25      2.90      6,500,000    VMIG-1    A1+
    3,700,000  North Carolina Medical Care Commission Health Care Facilities RB
               (Pungo District Hospital) (b)
               LOC Centura Bank & Norwest Bank                                  12/01/18      2.95      3,700,000
    6,300,000  North Carolina Medical Care Commission Health System RB
               (Updates Catholic Health Project)
               AMBAC Indemnity                                                  11/15/28      2.95      6,300,000    VMIG-1    A1+
    8,000,000  North Carolina Medical
               Care Commission Retirement Community RB - Series B
               LOC LaSalle National Bank                                        11/15/09      2.95      8,000,000              A1+
   18,995,000  North Carolina State Certificates - Series 38                    04/01/13      3.04     18,995,000    VMIG-1
    2,250,000  North Carolina Public School Building
               LOC Merrill Lynch                                                04/01/14      2.97      2,250,000              A1+
    2,100,000  North Carolina Puttable Receipts (Public School Building)        03/01/06      3.02      2,100,000    VMIG-1
      700,000  Piedmont Triad, NC Airport Authority (The Cessna Aircraft Company)
               LOC NationsBank                                                  10/01/12      3.05        700,000              A1+
    1,230,000  Puerto Rico Commonwealth GO Bond
               (Puerto Rico Electric Power Authority)
               MBIA Insured                                                     07/01/23      2.84      1,230,000    VMIG-1
      500,000  Randolph County, NC Industrial Facilities & PCFA (b)
               LOC Bank One                                                     09/01/05      3.15        500,000
    1,200,000  Raleigh Durham, NC Airport Authority
               (American Airlines - Series 1995A)
               LOC NationsBank                                                  11/01/15      3.30      1,200,000              A1+
    1,000,000  Raleigh Durham, NC Airport Authority
               (American Airlines - Series 1995B)
               LOC NationsBank                                                  11/01/15      3.30      1,000,000              A1+

                      See Notes to Financial Statements.

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 1999
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ----------------
   Face                                                                         Maturity                 Value              Standard
  Amount                                                                          Date       Yield     (Note 1)     Moody's & Poor's
  ------                                                                          ----       -----      ------      -------   ------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $    900,000  Raleigh Durham, NC Airport Authority
               (American Airlines - Series 1995B)
               LOC NationsBank                                                  11/01/05      3.30%  $    900,000              A1+
    1,000,000  Samson County, NC Industrial Facilities & PCFA IDRB
               (DuBose Strapping) (b)
               LOC First Union National Bank                                    07/01/07      3.05      1,000,000
      550,000  State of North Carolina
               LOC Merrill Lynch                                                03/01/16      3.01        550,000              A1+
    1,000,000  University of North Carolina RB (Chapel Hill Project) - Series C 05/15/27      3.00      1,000,000    VMIG-1    A1+
    7,700,000  Wake County, NC Industrial Facilities & PCFA
               (Carolina Power and Light) - Series A
               LOC Wachovia Bank & Trust Co., N.A.                              05/01/15      2.90      7,700,000      P1      A1+
    4,000,000  Wake County, NC Housing Authority Multifamily RB
               (Chandler Ridge Project) (b)
               LOC PNC Bank, N.A.                                               12/01/38      3.05      4,000,000
    1,000,000  Wake County, NC Industrial Facilities & PCFA
               (Carolina Power and Light)
               LOC First Union National Bank                                    03/01/17      3.40      1,000,000    VMIG-1
    6,525,000  Warren County, NC Industrial Facilities & PCFA IDRB
               (Glen Raven Mills Project) (b)
               LOC Wachovia Bank & Trust Co., N.A.                              05/01/08      3.00      6,525,000
    2,370,000  Winston-Salem, NC COPS - Series 1988                             07/01/09      3.00      2,370,000    VMIG-1    A1+
      500,000  Winston-Salem, NC GO Bond                                        06/01/07      2.90        500,000    VMIG-1    A1+
 ------------                                                                                        ------------
  212,885,000  Total Other Variable Rate Demand Instruments                                           212,885,000
 ------------                                                                                        ------------
Put Bonds (d) (3.69%)
------------------------------------------------------------------------------------------------------------------------------------
 $  4,025,000  North Carolina Industrial Facilities & PCFA
               (GVK America Inc.) (b)
               LOC Union Bank of Switzerland                                    12/01/99      3.50%  $  4,025,000
      600,000  North Carolina Industrial Facilities & PCFA RB
               (Greer Labs Incorporated Project)
               LOC First Union National Bank                                    12/01/99      3.75        600,000              A1+
    2,700,000  Puerto Rico Industrial Medical & Environmental PCFA RB (b)
               (Merck & Co. Inc. Proj.) - Series 1983A                          12/01/99      2.90      2,700,000
    2,500,000  Puerto Rico Industrial Medical & Environmental PCFA RB
               (Reynolds Metals Corporation)
               LOC ABN AMRO Bank N.V.                                           09/01/99      3.60      2,500,000    VMIG-1    A1+
 ------------                                                                                        ------------
    9,825,000  Total Put Bonds                                                                          9,825,000
 ------------                                                                                        ------------

                      See Notes to Financial Statements.

================================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ----------------
   Face                                                                         Maturity                 Value              Standard
  Amount                                                                          Date       Yield     (Note 1)     Moody's & Poor's
  ------                                                                          ----       -----      ------      -------   ------
Revenue Bonds (1.78%)
------------------------------------------------------------------------------------------------------------------------------------
 $    730,000  North Carolina Medical Care Commission (b)
               AMBAC Indemnity                                                  11/01/99      3.03%  $    734,543
    4,000,000  Puerto Rico Industrial Medical & Environmental PCFA RB
               (Abbott Laboratories) - Series 83A                               03/01/00      2.90      4,000,000      Aa1     AAA
 ------------                                                                                        ------------
    4,730,000  Total Revenue Bonds                                                                      4,734,543
 ------------                                                                                        ------------
Tax Exempt Commercial Paper (9.04%)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,120,000  City of Winston-Salem, NC
               (Water and Sewer System) - Series 1989
               LOC Federal Housing Administration                               04/06/99      2.85%  $  1,120,000              A1+
    1,500,000  North Carolina Eastern Municipal Power Agency
               LOC Canadian Imperial Bank of Commerce                           03/09/99      2.95      1,500,000      P1      A1+
    3,500,000  North Carolina Eastern Municipal Power Agency
               LOC Canadian Imperial Bank of Commerce                           04/01/99      2.90      3,500,000      P1      A1+
    2,000,000  North Carolina Eastern Municipal Power Agency
               LOC Canadian Imperial Bank of Commerce                           05/05/99      2.65      2,000,000      P1      A1+
    1,600,000  North Carolina Eastern Municipal Power Agency
               LOC Canadian Imperial Bank of Commerce                           05/12/99      2.95      1,600,000      P1      A1+
    7,075,000  North Carolina Eastern Municipal Power Agency - Series B
               LOC Morgan Guaranty & Union Bank of Switzerland                  04/06/99      2.85      7,075,000              A1+
    4,300,000  North Carolina Municipal Power Agency #1 (Catawba Project)
               LOC Morgan Guaranty & Union Bank of Switzerland                  04/06/99      2.85      4,300,000      P1      A1+
    1,000,000  North Carolina Municipal Power Agency #1 (Catawba Project)
               LOC Morgan Guaranty & Union Bank of Switzerland                  04/08/99      2.80      1,000,000      P1      A1+
    2,000,000  North Carolina Municipal Power Agency #1 (Catawba Project)
               LOC Morgan Guaranty & Union Bank of Switzerland                  05/13/99      2.75      2,000,000      P1      A1+
 ------------                                                                                        ------------
   24,095,000  Total Tax Exempt Commercial Paper                                                       24,095,000
 ------------                                                                                        ------------
               Total Investments (99.69%) (Cost $265,609,888+)                                       $265,609,888
               Cash and Other Assets in Excess of Liabilities (.31%)                                      827,290
                                                                                                     ------------
               Net Assets (100.00%), 266,438,446 Shares Outstanding (Note 3)                         $266,437,178
                                                                                                     ============
               Net Asset Value, offering and redemption price per share                              $       1.00
                                                                                                     ============

               +    Aggregate cost for federal income tax purposes is identical.





                      See Notes to Financial Statements.

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 1999
(UNAUDITED)
================================================================================


FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)  The maturity date indicated is the next put date.

KEY:
     AMBAC     =  American Municipal Bond Assurance Corporation   LOC       =   Letter of Credit
     BAN       =  Bond Anticipation Note                          MBIA      =   Municipal Bond Insurance Association
     COPS      =  Certificate of Participations                   PCFA      =   Pollution Control Finance Authority
     FGIC      =  Financial Guaranteed Insurance Company          PCRB      =   Pollution Control Revenue Bond
     GO        =  General Obligation                              RB        =   Revenue Bond
     HRB       =  Hospital Revenue Bond                           ROCS      =   Reset Option Certificates
     IDRB      =  Industrial Development Revenue Bond











                      See Notes to Financial Statements.

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 28, 1999
(UNAUDITED)
================================================================================




INVESTMENT INCOME
 Income:
    Interest....................................................................$       4,089,473
                                                                                -----------------
 Expenses: (Note 2)
    Investment management fee...................................................          503,041
    Shareholder servicing fee ..................................................          314,401
    Administration fee..........................................................          264,097
    Custodian expenses..........................................................           28,268
    Shareholder servicing and related shareholder expenses......................           70,035
    Legal, compliance and filing fees...........................................           33,016
    Audit and accounting........................................................           26,866
    Directors' fees.............................................................            3,053
    Other.......................................................................            8,863
                                                                                -----------------
       Total expenses...........................................................        1,251,640
       Less: Fees waived (Note 2)...............................................(         152,952)
       Less: Expenses paid indirectly (Note 2)..................................(             163)
                                                                                -----------------
       Net expenses.............................................................        1,098,525
                                                                                -----------------
 Net investment income..........................................................        2,990,948
                                                                                -----------------

REALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments........................................               35
                                                                                -----------------
 Increase in net assets from operations.........................................$       2,990,983
                                                                                =================








                      See Notes to Financial Statements.

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================



                                                                              Six Months
                                                                                 Ended                   Year
                                                                           February 28, 1999             Ended
                                                                              (Unaudited)           August 31, 1998
                                                                               ---------            ---------------
INCREASE (DECREASE) IN NET ASSETS

 Operations:
    Net investment income..........................................        $    2,990,948          $    6,360,678
    Net realized gain (loss) on investments........................                    35                       5
                                                                           --------------          --------------
 Increase in net assets from operations............................             2,990,983               6,360,683


 Dividends to shareholders from net investment income:

    Class A........................................................        (    2,990,948)*        (    6,360,678)*
 Capital share transactions (Note 3):
    Class A........................................................            35,764,565              33,319,530
                                                                           --------------          --------------
      Total increase...............................................            35,764,600              33,319,535

 Net assets:
    Beginning of period............................................           230,672,578             197,353,043
                                                                           --------------          --------------
    End of period..................................................        $  266,437,178          $  230,672,578
                                                                           ==============          ==============


 * Designated as exempt-interest dividends for federal income tax purposes.












                      See Notes to Financial Statements.

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================
1. Summary of Accounting Policies.
North Carolina Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. In all other respects, the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced December 12, 1994. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.
Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .40% of the Fund's average daily net assets.

NORTH CAROLINA DAILY MUNICIPAL  INCOME FUND, INC.
NOTES TO FINANCIAL  STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).
Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .25% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the period ended February 28, 1999, the Manager voluntarily waived administration fees of $152,952.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $63,438 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as servicing agent to the Fund.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are expense offsets of $163.

3. Capital Stock.
At February 28, 1999, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $266,438,446. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                       Six Months                          Year
Class A                                                   Ended                            Ended
                                                    February 28, 1999                 August 31, 1998
                                                    -----------------                 ---------------
 Sold.............................................       401,133,572                       646,778,294
 Issued on reinvestment of dividends..............         1,506,252                         3,510,899
 Redeemed.........................................  (    366,875,259)                (     616,969,663)
                                                    ----------------                 -----------------
 Net increase.....................................        35,764,565                        33,319,530
                                                    ================                 =================

There were no Class B shares transactions during the six months ended February 28, 1999 and no shares were outstanding as of February 28, 1999.

4. Sales of Securities.
Accumulated undistributed realized losses at February 28, 1999 amounted to $1,268. Such amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire August 31, 2001.

5. Concentration of Credit Risk.
The Fund invests primarily in obligations of political subdivisions of the State of North Carolina and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 56% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

================================================================================

6. Financial Highlights
                                                   Six
                                                 Months
                                                  Ended                            Year Ended August 31,
Class A                                        February 28,    ------------------------------------------------------------
                                                  1999           1998         1997         1996         1995         1994
                                                --------       --------     --------     --------     --------     --------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period.......    $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                --------       --------     --------     --------     --------     --------
 Income from investment operations:
    Net investment income...................       0.012          0.028        0.028        0.029        0.030        0.018
 Less distributions:
    Dividends from net investment
       income...............................    (  0.012)      (  0.028)    (  0.028)    (  0.029)    (  0.030)    (  0.018)
                                                --------       --------     --------     --------     --------     --------
 Net asset value, end of period.............    $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                ========       ========     ========     ========     ========     ========
 Total Return...............................       2.42%*         2.82%        2.82%        2.87%        3.04%        1.86%
 Ratios/Supplemental Data
 Net assets, end of period (000)............    $ 266,437      $ 230,673    $ 197,353    $ 172,385    $ 164,256    $ 122,820
 Ratios to average net assets:
    Expenses (Net of fees waived)...........       0.87%*         0.85%        0.80%        0.80%        0.78%        0.75%
    Net investment income...................       2.38%*         2.77%        2.78%        2.82%        3.01%        1.85%
    Management, shareholder servicing
       and Administration fees waived              0.12%*         0.13%        0.18%        0.20%        0.24%        0.29%


 *    Annualized

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANICAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================

6. Financial Highlights. (Continued)

                                                             December 12, 1994
Class B                                               (Commencement of Operations) to
-------                                                        August 31, 1995
                                                               ---------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period......................      $    1.00
                                                                 ----------
 Income from investment operations:
    Net investment income..................................           0.024
 Less distributions:
    Dividends from net investment income...................           0.024
                                                                 ----------
 Net asset value, end of period............................      $    1.00
                                                                 ==========
 Total Return..............................................           3.48%*
 Ratios/Supplemental Data
 Net assets, end of period (000)...........................          -0-
 Ratios to average net assets:
    Expenses (Net of fees waived)..........................           0.51%*
    Net investment income..................................           3.40%*
    Management and Administration fees waived .............           0.20%*


 *    Annualized

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

























          NORTH CAROLINA
          DAILY
          MUNICIPAL
          INCOME
          FUND, INC.





                               Semi-Annual Report
                                February 28, 1999
                                   (Unaudited)

--------------------------------------------------------
This report is  submitted  for the general  information
of the  shareholders  of the Fund. It is not authorized
for  distribution to prospective  investors in the Fund
unless   preceded  or   accompanied   by  an  effective
prospectus,  which includes  information  regarding the
Fund's  objectives  and  policies,  experience  of  its
management,   marketability   of   shares,   and  other
information.
--------------------------------------------------------


North Carolina Daily Municipal Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent & Dividend
  Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020










NC299S